Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Share
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Temporary equity, par value		0.0001	0.0001
Ordinary shares, par value	0.0001	0.0001	0.0001	$ 0.0001
Class B Ordinary Share
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001